CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional paid-in Capital [Member] USD ($)	Additional paid-in Capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY	Total USD ($)	Total CNY
Beginning balance at Dec. 31, 2009		3,209,000		1,798,086,000		67,591,000		399,218,000		13,465,000		2,281,569,000
Beginning balance (in shares) at Dec. 31, 2009		80,303,510
Exercise of restricted stocks (in shares)		75,000
Exercise of restricted stocks		3,000		781,000		0		0		0		784,000
Exercise of stock option (in shares)		1,337,574
Exercise of stock option		45,000		61,595,000		0		0		0		61,640,000
Recognition of share-based compensation costs		0		53,272,000		0		0		0		53,272,000
Dividends distributed to noncontrolling interests		0		0		0		0		(9,530,000)		(9,530,000)
Net income/(loss)		0		0		0		359,499,000		7,109,000		366,608,000
Appropriations to statutory reserves		0		0		26,523,000		(26,523,000)		0		0
Ending balance at Dec. 31, 2010		3,257,000		1,913,734,000		94,114,000		732,194,000		11,044,000		2,754,343,000
Ending balance (in shares) at Dec. 31, 2010		81,716,084
Exercise of stock option (in shares)		794,182
Exercise of stock option		26,000		27,829,000		0		0		0		27,855,000
Issuance of ordinary shares in acquisition of Motel 168 (in shares)		8,149,616
Issuance of ordinary shares in acquisition of Motel 168		259,000		667,055,000		0		0		0		667,314,000
Recognition of share-based compensation costs		0		76,535,000		0		0		0		76,535,000
Dividends distributed to noncontrolling interests		0		0		0		0		(6,998,000)		(6,998,000)
Net income/(loss)		0		0		0		351,531,000		6,094,000		357,625,000
Appropriations to statutory reserves		0		0		31,749,000		(31,749,000)		0		0
Acquisition of noncontrolling interest of subsidiary		0		(1,230,000)		0		0		1,220,000		(10,000)
Establishment of majority owned subsidiaries		0		0		0		0		3,302,000		3,302,000
Ending balance at Dec. 31, 2011		3,542,000		2,683,923,000		125,863,000		1,051,976,000		14,662,000		3,879,966,000
Ending balance (in shares) at Dec. 31, 2011		90,659,882
Exercise of stock option (in shares)		1,012,438
Exercise of stock option		32,000		26,583,000		0		0		0		26,615,000
Recognition of share-based compensation costs		0		92,912,000		0		0		0		92,912,000
Dividends distributed to noncontrolling interests		0		0		0		0		(6,675,000)		(6,675,000)
Net income/(loss)		0		0		0		(26,776,000)		4,061,000	(3,647,000)	(22,715,000)
Appropriations to statutory reserves		0		0		32,695,000		(32,695,000)		0		0
Acquisition of noncontrolling interest of subsidiary		0		(513,000)		0		0		213,000		(300,000)
Reversal of statutory reserve due to disposal of subsidiary		0		0		(141,000)		0		0		(141,000)
Ending balance at Dec. 31, 2012	$ 574,000	3,574,000	$ 449,897,000	2,802,905,000	$ 25,428,000	158,417,000	$ 159,308,000	992,505,000	$ 1,968,000	12,261,000	$ 637,175,000	3,969,662,000
Ending balance (in shares) at Dec. 31, 2012	91,672,320